Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest-bearing loans and advances from related parties. The amounts owed by the Company are as follows:

	September 30, 2019	December 31, 2018

Chanticleer Investors, LLC	$-	$185,726
	$-	$185,726

The amount from Chanticleer Investors LLC was related to cash distributions received from Chanticleer Investors LLC’s interest Hooters of America which was payable to the Company’s co-investors in that investment. The amount was repaid in the third quarter of 2019.

Transactions with Board Members

Larry Spitcaufsky, a significant shareholder and former member of the Company’s Board of Directors, is also a lender to the Company for $2 million of the Company’s $6 million in secured debentures. In connection with the secured debentures, the Company made payments of interest to the board member of $127,890 and $120,000 for the nine months ended September 30, 2019 and 2018, respectively, as required under the Notes.

Mr. Spitcaufsky also subscribed for 70,000 shares in connection with the May 3, 2018 Securities Purchase Agreement and received an equal number of warrants in the transaction. Michael D. Pruitt, the Company’s chairman and Chief Executive Officer also participated in the offering.

The Company had previously entered into a franchise agreement with entities controlled by Mr. Spitcaufsky providing him with the franchise rights for Little Big Burger in the San Diego area and an option for southern California. In February 2019, Mr. Spitcaufsky closed both of his franchised Little Big Burger restaurants and all agreements were terminated in May 2019.

12. RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest-bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Chanticleer Investors, LLC	$185,726	$191,850
	$185,726	$191,850

The amount from Chanticleer Investors LLC is related to cash distributions received from Chanticleer Investors LLC’s interest Hooters of America which is payable to the Company’s co-investors in that investment.

Transactions with Board Members

Larry Spitcaufsky, a significant shareholder and member of the Company’s Board of Directors, is also a lender to the Company for $2 million of the Company’s $6 million in secured debentures. In connection with the secured debentures, the Company made payments of interest to the board member of $84,000 and $66,222 for the years ended December 31, 2018 and 2017, respectively, as required under the Notes.

Mr. Spitcaufsky also subscribed for 70,000 shares in connection with the May 3, 2018 Securities Purchase Agreement and received an equal number of warrants in the transaction. Michael D. Pruitt, the Company’s chairman and Chief Executive Officer also participated in the offering.

The Company has also entered into a franchise agreement with entities controlled by Mr. Spitcaufsky providing him with the franchise rights for Little Big Burger in the San Diego area and an option for southern California. The Company received franchise fees totaling $60,000 under this arrangement during 2017. The Company received royalties of $9,178 and $0 from the Little Big Burger franchises controlled by Mr. Spitcaufsky in 2018 and 2017, respectively. Subsequent to December 31, 2018, Mr. Spitcaufsky closed both of his franchised Little Big Burger restaurants in 2019.